Fair Value Measurement	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurement	Fair Value Measurement:
The carrying amounts and estimated fair values of the following assets and liabilities and where they are classified within the fair value hierarchy as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
	Fair value	Carrying amount	Fair value	Carrying amount
Warrant liabilities – Level 3	$—	$—	$1,874	$1,874
SIF Loan – Level 3	26,646	30,168	23,609	27,536
FedDev Loan – Level 2	2,371	2,371	2,462	2,462
Derivative asset - Level 3 (1)	1,104	1,104	—	—
(1) Refer to Note 13 for information related to this derivative asset.
The following summarizes the change in fair value of the Company’s warrant liability, Earn-Out Share liabilities, and derivative asset for the six months ended June 30, 2026:

	Warrant Liability	Earn-out Share Liability	Derivative Asset	Total
Fair value as of December 31, 2025	$1,874	$—	$—	$1,874
Establishment of asset and liabilities	—	9,997	1,350	11,347
Change in estimated fair value, net of changes in foreign exchange rates (1)	895	7,764	(246)	8,413
Reclassification of liability to equity	(2,769)	(17,761)	—	(20,530)
Fair value as of June 30, 2026	$—	$—	$1,104	$1,104
(1) Changes in fair value of warrant liabilities have been recognized within other operating income, net on the consolidated statement of operations and comprehensive loss. Changes in derivative assets and earn-out liabilities have been recognized in loss on derivative instruments, net and loss on fair value of earn-out share liabilities, net respectively in the consolidated statements of operations and comprehensive loss. In addition to the above, during the three and six months ended June 30, 2026, we recorded a loss of $1,661 on forward contracts related to the SATM. There were no forward contracts outstanding as of June 30, 2026.
The fair values of the Company’s long-term debt, including the SIF Loan and FedDev Loan, are estimated based on discounting future cash flows at currently available interest rates with comparable terms. The fair value measurement of the SIF Loan is considered a Level 3 valuation as it is based on a significant unobservable input related to the projected timing and amount of future revenues which determine expected future repayments.
Valuation of the Earn-out Share Liability
In accordance with ASC 815, unvested Earn-out Shares are classified as a liability if they do not meet the criteria to be considered indexed to the Company’s common shares. During the second quarter of 2026, the Earn-out Shares became fully vested and were no longer subject to forfeiture. Tranche 1 (550,000 shares) and Tranche 2 (550,000 shares) achieved their target price milestones and therefore became fully vested on May 7, 2026, and May 13, 2026, respectively. Consequently, the Earn-out Shares were remeasured to their fair value on these dates, and the final fair value adjustment was recognized in loss on the fair value of earn-out liabilities, net on the consolidated statement of operations and comprehensive loss. Following this final remeasurement, the corresponding liability balance was reclassified to shareholders’ equity on the consolidated balance sheet. As of June 30, 2026, the Earn-out Shares are included in share capital and no longer classified as a liability.
The Company utilized a Monte Carlo simulation model to determine the fair value of the earn-out share liabilities at closing of the Reverse Recapitalization, at each subsequent reporting period, and immediately prior to vesting.
The following table summarizes the significant inputs:

	At Closing (March 26, 2026)	Tranche 1 Vesting (May 7, 2026)	Tranche 2 Vesting (May 13, 2026)
Shares subject to fair value	1,100,000	550,000	550,000
Share price (1)	$10.00	$12.50	$15.00
Expected volatility	80%	80%	80%
Risk-free interest rate	4.00%	3.95%	4.01%
Remaining term (in years)	4.00	3.89	3.87
Fair value	9,997	$9,562	$8,199
(1) Share price for May 7, 2026 and May 13, 2026 reflects the forfeiture hurdle share price achieved for the 20 out of 30 consecutive trading days.